Basis of Presentation and Summary of Significant Accounting Policies - (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Useful Lives of Property and Equipment Used in Operations	Depreciation expense is recognized over the useful lives of real estate investments and property and equipment used in operations applying the straight-line method over the following estimated useful lives, which are periodically reviewed:

Buildings and building improvements	20 to 40 years
Land improvements	10 to 20 years
Furniture, fixtures and equipment	3 to 20 years